Guarantees with Third Parties, Contingent Assets and, Liabilities, and Other Commitments - Summary of Indirect Guarantees (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Provisions [Line Items]
Outstanding balance		$ 87,211,501	$ 50,465,996
Enel Chile SA
Disclosure Of Other Provisions [Line Items]
Percentage of Debt Guaranteed	20.00%
SACE (Italian Export Credit Agency)
Disclosure Of Other Provisions [Line Items]
Percentage of Debt Guaranteed	80.00%
Indirect Guarantees [Member]
Disclosure Of Other Provisions [Line Items]
Description of type of other equity instruments granted	Enel Energy Efficiency & Renewables FL (LATAM) C
Maturity	December 2038
Creditor Of Guarantee	European Investment Bank
Debtor, Company	Enel Chile
Relationship	Parent
Type of Guarantee	Guarantor
Outstanding balance		$ 87,211,501	$ 50,465,996